Amounts Receivable - Summary of Amounts Receivable (Details) - CAD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Trade And Other Receivables [Abstract]
Accounts receivable	$ 61,830	$ 5,863
Indirect tax receivable	27,805	15,262
Interest receivable	7,193	300
Other receivables	10,146
Total amounts receivable	$ 106,974	$ 21,425